Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000003889 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Third Avenue Value Portfolio
Average Annual Return, Percent	34.85%	17.68%	9.66%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.60%	12.66%	12.74%